Mineral exploration and project evaluation	12 Months Ended
Dec. 31, 2021
Mineral exploration and project evaluation

8	Mineral exploration and project evaluation

Accounting policy

Mineral exploration and project evaluation costs are expensed in the year in which they are incurred.

Mineral exploration activities involve the search for mineral resources from potential areas up to the determination of commercial viability and technical feasibility of an identified resource. Mineral exploration costs include gathering exploration data through geological and geophysical studies, conducting exploratory drilling and sampling, and determining and examining the volume and grade of the identified resources.

Project evaluation costs are mainly related to scoping, pre-feasibility and feasibility studies for greenfield and brownfield projects. Additionally, these evaluation costs could also include costs incurred for studies related to other corporate projects, research, innovation, automation, and information technology projects.

Note 21 describes when mineral exploration and project evaluation costs begin to be capitalized.

Composition of mineral exploration and project evaluation costs

Schedule of mineral exploration and project evaluation costs

	2021	2020	2019
Mineral exploration	(55,594)	(38,519)	(79,838)
Project evaluation	(29,449)	(18,682)	(39,225)
	(85,043)	(57,201)	(119,063)